Note 17 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Bank balances	$ 7,204		$ 4,252
Restricted cash	0		2,456
Cash and cash equivalents, total	7,204		6,708
Bank overdrafts and short term loans used for cash management purposes	(14,839)		(17,740)
Net cash and cash equivalents, total	$ (7,635)	$ (1,366)	$ (11,032)	$ (3,192)	$ (2,907)	$ 1,496